Note 1 - Basis of Presentation and General Information - Assets and Liabilities of Costamare Bulkers (Details) - USD ($) $ in Thousands	Dec. 31, 2025	May 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents and restricted cash	$ 519,847	$ 131,791	$ 656,880	$ 710,607
Margin deposits		28,247
Inventories	14,121	38,377	13,156
Fair value of derivatives		256
Insurance claims receivable		3,291
Prepayments and other assets		37,022
Vessels held for sale		7,801
Vessels and advances, net	2,738,982	634,727	2,715,168
Deferred charges, net		21,583
Operating leases, right-of-use assets	1,125	246,689	1,125
Total assets	3,862,662	1,199,384	5,148,687
Long-term debt, net of deferred financing costs	(1,246,707)	(171,910)	(1,410,480)
Operating lease liabilities		(242,150)
Accrued liabilities		(13,505)
Unearned revenue	(85,788)	(14,102)	(39,522)
Fair value of derivatives		(6,078)
Other current liabilities	$ (46,675)	(8,663)	$ (24,564)
Total liabilities		(500,145)
Net Assets		699,239
Nonrelated Party [Member]
Accounts Receivable, after Allowance for Credit Loss		37,443
Accounts payable		(27,330)
Related Party [Member]
Accounts Receivable, after Allowance for Credit Loss		12,157
Accounts payable		$ (16,407)